Annual Total Returns- Invesco Liquid Assets Portfolio (Reserve) [BarChart] - Reserve - Invesco Liquid Assets Portfolio - Reserve Class	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.02%	0.02%	0.02%	0.01%	0.01%	0.16%	0.36%	1.09%	1.40%	0.18%